Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 13:– EQUITY

a.	Share capital:

As of December 31, 2025, the Company’s share capital was composed of 8,194,306 Ordinary Shares issued and 8,073,591 Ordinary Shares outstanding.

b.	IPO:

In connection with the IPO, the Company issued 3,755,724 Ordinary Shares, pre-funded warrants to purchase up to 488,324 Ordinary Shares (the “Pre-Funded Warrants”) and Warrants to purchase up to 4,244,048 Ordinary Shares. The Warrants have an exercise price of $5.25 per Ordinary Share and may be exercised until February 4, 2027, and the Pre-Funded Warrants have an exercise price of $0.001 per Ordinary Share.

The Company also issued warrants to purchase up to 185,023 Ordinary Shares to the representative of the underwriters in the IPO (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price equal to $5.25, were exercisable beginning on August 3, 2022, and will expire on February 4, 2027.

As of December 31, 2025, all Pre-Funded Warrants had been exercised for Ordinary Shares and Warrants to purchase up to 4,243,947 Ordinary Shares and Representative’s Warrants to purchase up to 185,023 Ordinary Shares, remain outstanding.

Certain actions were completed in connection with the closing of the IPO, including:

1.	The Company issued to certain advisors warrants to purchase up to 400,472 Ordinary Shares, exercisable until February 4, 2027, at an exercise price of $4.20 per Ordinary Share. The fair value of such warrants, amounting to $504,595 was recorded as an issuance cost. As part of the Repricing (as defined in Note 14), warrants to purchase up to 200,236 were included in the Repricing. For further information see Note 14. During 2024 and 2025, the advisors exercised warrants to purchase up to 400,472 Ordinary Shares on a cashless basis, and the Company issued to the advisors 166,121 Ordinary Shares upon such exercise.

2.	The Company also issued to its legal advisor for the IPO warrants to purchase up to 145,506 Ordinary Shares, exercisable until February 4, 2027, at an exercise price of $4.20 per Ordinary Share, which remain outstanding as of December 31, 2025. The fair value of the warrants of $183,338 was recorded as an issuance cost.

c.	On January 15, 2024, the Company issued to two of its advisors warrants to purchase up to 20,000 Ordinary Shares, exercisable until January 14, 2029, at an exercise price of $1.06 per Ordinary Share. The fair value of the warrants of $11,000 was calculated based on the Black-Scholes model.

d.	On December 8, 2025, the Company issued to an advisor warrants to purchase up to 80,000 Ordinary Shares, exercisable until December 7, 2028, at an exercise price of $1.43 per Ordinary Share. The fair value of the warrants of $63,280 was calculated based on the Black-Scholes model.

e.	In March 2026, warrants to purchase up to 489,812 Ordinary Shares, originally issued during March 2021 to investors, expired unexercised in accordance with their terms and are no longer outstanding.
f.	Treasury shares:

On June 1, 2022, the Company announced that its board of directors has authorized a share repurchase plan (the “Repurchase Plan”) allowing the Company to invest up to $1,000,000 to repurchase its Ordinary Shares.

The Repurchase Plan authorized the Company’s management to repurchase Ordinary Shares, from time to time, in open market transactions, and/or in privately negotiated transactions or in any other legally permissible ways, depending on market conditions, share price, trading volume and other factors. Such repurchases will be made in accordance with applicable U.S. securities laws and regulations, under the U.S. Securities Exchange Act of 1934, as amended, and applicable Israeli law, and was subject to the approval of the Israeli court which was received on September 30, 2022.

On March 31, 2023, the Company repurchased 120,715 Ordinary Shares in the aggregate amount of $119,536, representing approximately 1.5% of the issued and outstanding Ordinary Shares, at an average price of $0.987 per Ordinary Share and completed the Repurchase Plan.